TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
VAT recoverable	$ 1,101	$ 179
GST recoverable	19	16
Income taxes recoverable	16	0
Total Taxes Recoverable	$ 1,136	$ 195